Other Intangible Assets Level 4 - Other Intangible Assets Gross and Net (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Gross	$ 29
Finite-Lived Intangible Assets, Accumulated Amortization	15
Finite-Lived Intangible Assets, Net	$ 14
Finite-Lived Intangible Asset, Useful Life	5 years
Indefinite-lived Intangible Assets (Excluding Goodwill)	$ 26
Intangible Assets, Gross (Excluding Goodwill)	55
Other Intangible Assets, Net	$ 40